BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION
Schedule of basis of consolidation

		Ownership
Name	Principal activity	Dec 31, 2020	Dec 31, 2019	Location
CR Acquisitions Ltd.	Inactive holding company	100%	100%	Canada
Orla Mining (Canada) Ltd.	Inactive holding company	100%	100%	Canada
Minerometalúrgica San Miguel S de RL de CV	Exploration	100%	100%	Mexico
Minera Camino Rojo SA de CV	Development	100%	100%	Mexico
Minera Cerro Quema SA	Exploration	100%	100%	Panama
Aurum Exploration Inc.	Inactive holding company	100%	100%	Panama
Monitor Gold Corporation	Exploration	100%	100%	USA